Recent Accounting Standards Update (ASU) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncement, Early Adoption [Line Items]
Federal statutory income tax rate	21.00%	34.00%	34.00%
Unrealized gains on equity securities	$ (1,000)
Operating leases, ROU assets	519,000
Operating lease liability	510,000
Equity Securities [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Unrealized gains on equity securities		$ 197,000
Retained Earnings [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
AOCI deferred tax adjustment due to tax reform		588,000
Reclassification from other comprehensive loss to retained earnings	156,000
Accumulated Other Comprehensive Loss [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
AOCI deferred tax adjustment due to tax reform		$ (588,000)
Reclassification from other comprehensive loss to retained earnings	$ (156,000)